ACQUISITIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
ACQUISITIONS [Abstract]
Schedule of preliminary allocation of the purchase price to the assets acquired and liabilities assumed based on the estimated fair values
Cash	$32,038
Accounts receivable and other assets	2,975,728
Equipment	7,777
Goodwill and other intangibles	17,562,911
Total assets acquired	20,578,454
Accounts payable and other liabilities	(1,994,412)
Total	$18,584,042

Cash	$32,038
Accounts receivable and other assets	2,975,728
Equipment	7,777
Goodwill and other intangibles	17,562,911
Total assets acquired	20,578,454
Accounts payable and other liabilities	(1,994,412)
Total	$18,584,042

Schedule of pro forma resutlts of operations

	December 31,
	2014	2013
Revenue	$12,558,030	$11,349,864
Net loss	(4,004,445)	(1,417,778)
Net loss per share	(0.18)	(0.10)